Annual Total Returns - Fidelity® International Growth Fund [BarChart] - 10.31 Fidelity International Growth Fund - AMCIZ PRO-13 - Fidelity® International Growth Fund - Fidelity International Growth Fund-Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(9.26%)
Annual Return 2012	19.39%
Annual Return 2013	21.87%
Annual Return 2014	(3.41%)
Annual Return 2015	3.70%
Annual Return 2016	(3.59%)
Annual Return 2017	29.19%
Annual Return 2018	(11.75%)
Annual Return 2019	33.58%
Annual Return 2020	16.61%